Securities Sold under Agreements to Repurchase - Summary of Securities Sold under Agreements to Repurchase (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of securities sold under agreements to repurchase [line Items]
Securities sold under agreements to repurchase	¥ 87,309	¥ 81,088
Within 30 days [member]
Disclosure of securities sold under agreements to repurchase [line Items]
Securities sold under agreements to repurchase	87,309	81,088
Interbank market [member]
Disclosure of securities sold under agreements to repurchase [line Items]
Securities sold under agreements to repurchase	75,002	65,479
Stock exchange market [member]
Disclosure of securities sold under agreements to repurchase [line Items]
Securities sold under agreements to repurchase	¥ 12,307	¥ 15,609